Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and Other Current Assets [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Prepaid expenses to purchase raw materials	$—	$28,359
Prepaid consulting fee	—	78,090
Value-added tax recoverable	50,870	12,839
Other receivables	43,620	10,614
Others	1,596	29,668
Prepayments and other current assets	$96,086	$159,570